LONG-TERM BANK LOANS	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 9:- LONG-TERM BANK LOANS

In April and July 2008, the Company entered into loan agreements with Israeli commercial banks that provided for loans in the total principal amount of $ 30,000 (the "2008 Loans"). As of September 30, 2013, the 2008 Loans were fully paid.

In September and December 2011, the Company entered into loan agreements with Israeli commercial banks that provided for loans in the total principal amount of $  23,750 (the "2011 Loans").

As of December 31, 2012 and September 30, 2013, the banks have a lien on the Company's assets that secures the 2011 Loans. As of December 31, 2012 and September 30, 2013, the Company is required to maintain a total of $  13,456 and $ 9,922, respectively, in compensating balances with the banks, to secure the 2011 Loans. As of December 31, 2012 and September 30, 2013, the compensating balances are included in $  4,205 and $  4,343 of short-term and restricted bank deposits and $  9,251 and $  5,579 of long-term and restricted bank deposits, respectively. The amount of the compensating balances are allowed to be decreased as the Company repays the loan. The agreements with respect to the 2011 Loans require the Company, among other things, to meet certain financial covenants as to maintaining shareholders' equity, cash balances and liabilities to banks at specified levels and achieving certain levels of operating income.

As of December 31, 2012, the Company was in compliance with its covenants to the banks except for the requirement to achieve certain minimum operating income. The Company received waivers from the banks with respect to these covenants until December 31, 2013, subject to compliance with revised financial covenants in 2012 and 2013, an increase in the interest rate with respect to one of the loans and an increase in required compensating balances. As of September 30, 2013, the Company was in compliance with the revised financial covenants and also expects to be in compliance with these covenants by the end of the waiver period.